UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07505

American Independence Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-266-8787

Date of fiscal year end: 10/31/06

Date of reporting period: 01/31/06

Item 1.	Schedule of Investments.

AMERICAN INDEPENDENCE FUNDS TRUST

Money Market Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
Repurchase Agreements (72.0%)
Cash (72.0%)
Barclays Capital, 4.46%, 2/1/06 (Purchased on 1/31/06, proceeds on maturity $25,491,018 collateralized by Bank of New York, fair value $26,520,002)	25,487,867	$25,487,867
JP Morgan Chase Bank, 4.45%, 2/1/06 (Purchased on 1/31/06, proceeds on maturity $26,003,221 collateralized by Bank of New York, fair value $26,002,066)	26,000,000	25,999,999

Total Repurchase Agreements (Cost $51,487,866)		51,487,866

Bank Notes (2.8%)
Financial Services (2.8%)
General Electric Capital Corp., 4.46%, 2/3/06	1,000,000	1,000,012
General Electric Capital Corp., 4.49%, 2/6/06	1,000,000	1,000,029

Total Bank Notes (Cost $2,000,041)		2,000,041

Certificates of Deposit (8.4%)
Foreign Bank & Branches & Agencies (8.4%)
Credit Suisse Group, 4.33%, 5/10/06	3,000,000	3,000,148
HSBC Bank, 4.29%, 5/4/06	3,000,000	3,000,264

Total Certificates of Deposit (Cost $6,000,412)		6,000,412

Commercial Paper (13.5%)
Asset Backed Securities (3.8%)
Golden Funding Corp., 4.20%, 2/2/06 (b)(c)	2,728,000	2,727,682

Foreign Bank & Branches & Agencies (9.7%)
HBOS Treasury Services Plc, 4.25%, 2/3/06	3,300,000	3,299,221
Societe Generale North America, 4.22%, 2/3/06	3,600,000	3,599,156

		6,898,377

Total Commercial Paper (Cost $9,626,059)		9,626,059

Medium Term/Senior Notes (3.5%)
Banking (3.5%)
Bank One Corp., 4.45%, 8/11/06	2,500,000	2,501,628

Total Medium Term/Senior Notes (Cost $2,501,628)		2,501,628

Total Investments (Cost $71,616,006) (a) - 100.2%		71,616,006
Liabilities in excess of other assets - (0.2)%		(154,168)

NET ASSETS - 100.0%		$71,461,838

(a)	Cost for federal income tax and financial reporting purposes are the same.

(b)	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(c)	Represents section 4(2) commercial paper, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

See notes to Schedule of Portfolio Investments.

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
Asset Backed Securities (23.0%)
Asset Backed Securities Corp., Series 2001-HE2, Class A1, 4.73%, 2/27/06, *	22,840	$22,971
Brazos Student Loan Finance Corp., Series 1997-A, Class A2, 4.58%, 2/1/06, *	252,193	252,000
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-3, Class 2A1, 5.03%, 2/27/06, *	7,340	7,347
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	1,500,000	1,478,935
Chesapeake Funding LLC, Series 2003-2, Class A1, 4.62%, 2/7/06, *	243,460	243,703
Countrywide Asset-Backed Certificates, Series 2003-BC1, Class A1, 4.93%, 2/15/06, *	64,183	64,377
Countrywide Asset-Backed Certificates, Series 2003-SD3, Class A1, 4.95%, 2/27/06, *	32,216	32,377
Countrywide Home Equity Loan Trust, Series 2001-A, Class A, 4.71%, 2/15/06, *	112,262	112,322
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 4.76%, 2/15/06, *	206,725	207,438
Countrywide Home Equity Loan Trust, Series 2002-G, Class A, 4.84%, 2/15/06, *	346,182	348,044
Countrywide Home Equity Loan Trust, Series 2004-25, Class 1A3, 4.89%, 2/27/06, *	340,901	342,196
CPS Auto Trust, Series 2005-C, Class A1, 4.52%, 3/15/10, (b)	446,489	444,623
Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, 4.74%, 2/20/06, *	357,573	358,133
First Horizon ABS Trust, Series 2004-HE1, Class A, 4.74%, 2/20/06	113,624	113,745
First Horizon ABS Trust, Series 2004-HE3, Class A, 4.82%, 2/27/06	231,740	232,498
Fleet Home Equity Loan Trust, Series 2003-1, Class A, 4.74%, 2/20/06, *	178,272	178,562
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 4.81%, 2/27/06, *	131,323	131,665
Golden Securities Corp., Series 2003-A, Class A1, 4.69%, 12/2/13, * (b)	183,146	183,144

Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 4.76%, 2/27/06, *	179,144	179,647
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	500,000	492,150
Honda Auto Receivables Owner Trust, Series 2005-2, Class A3, 3.93%, 1/15/09	1,500,000	1,482,543
Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 6/18/12	400,000	392,941
MSDWCC Heloc Trust, Series 2003-1, Class A, 4.80%, 2/27/06, *	177,524	177,638
Navistar Financial Corp. Owner Trust, Series 2005-A, Class A3, 4.22%, 2/15/10	500,000	494,132
Nebhelp, Inc., 4.50%, 12/1/17	900,000	900,000
Onyx Acceptance OwnerTrust, Series 2004-C, Class A4, 3.50%, 12/15/11	300,000	293,506
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 4.95%, 2/27/06, *	37,886	38,012
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 5.03%, 2/27/06, * (b)	126,393	127,119
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 4.83%, 2/27/06, * (b)	45,172	45,285
Residential Asset Securities Corp., Series 2000-KS4, Class AII, 4.99%, 2/27/06, *	71,798	71,860
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, 4.82%, 2/27/06, *	178,109	178,524
USAA Auto Owner Trust, Series 2003-1, Class A4, 2.04%, 2/16/10	400,000	395,094
USAA Auto Owner Trust, 4.00%, Series 2005-2, Class A3 12/15/09	1,000,000	987,749
Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, 4.96%, 2/27/06, *	1,427,508	1,435,268
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 4.79%, 2/27/06, *	183,494	184,036

Total Asset Backed Securities (Amortized Cost $12,699,631)		12,629,584

Collateralized Mortgage Obligations (14.5%)
Bank of America Mortgage Securities, Series 2002-G, Class 2A1, 5.95%, 2/1/06,*	8,619	8,760
Countrywide Home Loans, Series 2004-R1, Class 1AF, 4.93%, 2/15/06, * (b)	657,266	660,820
Countrywide Home Loans, Series 2005-11, Class 4A1, 4.80%, 2/27/06, *	790,768	790,724

CS First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.90%, 2/27/06, *	64,974	64,132
CS First Boston Mortgage Securities Corp., Series 2002-AR17, Class 2A1, 4.95%, 2/19/06, *	43,712	43,413
Fannie Mae Grantor Trust, Series 2003-T4, Class 1A, 4.64%, 2/27/06, *	53,737	53,782
Fannie Mae Grantor Trust, Series 2002-T13, Class A1, 4.63%, 2/27/06, *	237,723	237,880
Fannie Mae Grantor Trust, Series 2002-T5, Class A1, 4.65%, 2/27/06, *	310,591	310,924
Fannie Mae Whole Loan, Series 2001- W1, Class AV1, 4.77%, 2/27/06, *	78,301	78,355
Freddie Mac, Series 1694, Class A, 6.50%, 9/15/23	204,138	205,885
Freddie Mac Structured Pass Through Securities, Series T-31, Class A7, 4.66%, 2/27/06, *	465,441	465,759
Freddie Mac Structured Pass Through Securities, Series T-32, Class A1, 4.79%, 8/25/31, *	113,637	114,248
Freddie Mac Structured Pass Through Securities, Series T-54, Class 4A, 4.88%, 2/27/06, *	207,187	216,760
Freddie Mac Structured Pass Through Securities, Series T-57, Class 1A2, 7.00%, 7/25/43	997,596	1,037,501
GSMPS Mortgage Loan Trust, 4.88%, 2/27/06, * (b)	540,732	543,538
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 4.93%, 2/27/06, *	689,566	693,548
Master Specialized Loan Trust, Series 2004-1, Class A1, 4.93%, 2/27/06, * (b)	215,643	215,025
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 4.21%, 2/25/33	120,787	120,608
MLCC Mortgage Investors, Inc., Series 1999-A, Class A, 4.85%, 2/15/06, *	249,892	251,052
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 4.87%, 4/25/28, *	254,172	255,843
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	160,328	160,711
Sequoia Mortgage Trust, Series 7, Class A, 4.83%, 2/20/06, *	220,612	221,004
Sequoia Mortgage Trust, Series 10, Class 1A, 4.89%, 2/22/06, *	243,731	243,998
Sequoia Mortgage Trust, Series 9, Class 1A, 4.84%, 2/20/06, *	290,899	291,432
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 3.83%, 3/25/33	104,302	102,534

Structured Asset Securities Corp., Series 2004-S3, Class A, 4.78%, 2/27/06, *	118,448	118,575
Washington Mutual, Series 2005-AR1, Class A1A, 4.85%, 2/27/06, *	499,424	499,683

Total Collateralized Mortgage Obligations (Amortized Cost $8,013,296)		8,006,494

Corporate Bonds (11.9%)
Aerospace/Defense (0.4%)
British Aerospace Financial, 7.00%, 7/1/07, (b)	200,000	204,587

Banking (4.3%)
American Express Centurion, 4.57%, 2/21/06, *	300,000	300,529
Associated Bank NA, 4.37%, 5/2/06, *	250,000	250,378
Bank of New York, 4.23%, 4/18/06, *	250,000	248,817
Bank One Corp., 6.88%, 8/1/06	150,000	151,514
First American Corp., 7.25%, 5/1/06	300,000	301,799
Marshall & Ilsley, 4.56%, 4/3/06, *	450,000	448,734
National City Bank, 4.47%, 2/7/06, *	200,000	200,186
Sovereign Bancorp, 4.72%, 2/27/06, * (b)	300,000	300,257
US Trust Co. New York, 4.62%, 2/13/06, *	200,000	200,310

		2,402,524

Brokerage Services (1.3%)
Bear Stearns Co., 4.20%, 2/15/06, *	200,000	200,358
Merrill Lynch & Co., 4.77%, 2/22/06, *	225,000	225,246
Merrill Lynch & Co., 4.78%, 3/31/06, *	100,000	100,318
Morgan Stanley Dean Witter, 6.10%, 4/15/06	200,000	200,461

		726,383

Commercial Services (0.7%)
Aramark Services Inc., 7.10%, 12/1/06	200,000	202,736
Cendant Corp., 6.88%, 8/15/06	200,000	201,741

		404,477

Electric Utility (0.4%)
Dominion Resources, Inc., 4.82%, 3/28/06, *	200,000	200,174

Energy Equipment & Services (0.4%)
Union Oil Co., 9.18%, 2/15/06	232,000	232,190

Financial Services (0.3%)
General Electric Capital Corp., 4.62%, 4/5/06, *	145,000	145,166

Food Products (0.4%)
General Mills, Inc., 6.45%, 10/15/06	200,000	202,049

Industrial Goods & Services (0.4%)
Masco Corp., 4.71%, 3/9/06, * (b)	200,000	200,541

Insurance (1.9%)
Hartford Life Global Fund, 4.66%, 3/15/06, *	200,000	200,582
John Hancock Global Funding II, 4.70%, 4/3/06, * (b)	250,000	250,703
Nationwide Life Global Funding, 4.43%, 2/15/06, * (b)	150,000	150,264
Unitrin, Inc., 5.75%, 7/1/07	200,000	200,796
URC Holdings Corp., 7.88%, 6/30/06, (b)	275,000	277,383

		1,079,728

Paper Products (0.5%)
Avery Dennison Corp, 4.54%, 2/10/06, *	135,000	135,191
International Paper Co., 6.50%, 11/15/07	125,000	127,367
Weyerhauser Co., 6.13%, 3/15/07	34,000	34,280

		296,838

Publishing - Newspapers (0.4%)
Pearson, Inc., 7.38%, 9/15/06, (b)	200,000	202,606

Real Estate Investment Trust (0.5%)
Duke Realty Corp., 4.76%, 3/22/06, *	250,000	250,319

Total Corporate Bonds (Amortized Cost $6,562,528)		6,547,582

Medium Term/Senior Notes (3.8%)
Automotive (0.7%)
American Honda Finance, 4.68%, 4/13/06, * (b)	175,000	175,328
American Honda Finance, 4.73%, 4/11/06, *	150,000	150,151
Ford Motor Credit Co., 5.35%, 3/28/06, *	35,000	33,111

		358,590

Banking (2.0%)
Citigroup Global, 4.59%, 3/13/06, *	300,000	300,428
JP Morgan Chase & Co., 4.61%, 3/13/06, *	300,000	300,510
Keycorp, 4.81%, 4/24/06, *	250,000	250,708
Washington Mutual Bank, 4.97%, 4/25/06	260,000	260,509

		1,112,155

Brokerage Services (0.5%)
Goldman Sachs Group, Inc., 4.69%, 4/10/06, *	300,000	300,450

Insurance (0.6%)
American General Finance, 4.64%, 4/5/06, *	325,000	325,320

Total Medium Term/Senior Notes (Amortized Cost $2,095,294)		2,096,515

Taxable Municipal Bonds (11.9%)
Arizona (0.5%)
Phoenix, Series A, GO, 4.00%, 7/1/06	200,000	199,330

State, Educational Loan Marketing Corp., Series A-1, 4.37%, 2/2/06, *	100,000	100,000

		299,330

Connecticut (0.3%)
Hamden, Series B, 4.60%, GO 7/15/06	190,000	189,557

Georgia (0.3%)
Municipal Electric Authority, 4.95%, 1/1/07	150,000	149,882

Illinois (0.5%)
Cook County, School District #68, 5.20%, 12/1/06	250,000	250,628

Massachusetts (0.5%)
State, Series D, 4.43%, 1/1/07	250,000	248,873

Michigan (0.9%)
Muskegon County, 4.00%, GO 6/1/06	250,000	249,252
State, 3.99%, GO 11/1/07	250,000	246,383

		495,635

Minnesota (0.7%)
Savage Minnesota, GO, 4.85%, 2/1/07	200,000	199,528
State, Colleges and Universities, Series B, 5.00%, 10/1/06	200,000	200,044

		399,572

Mississippi (0.4%)
Jackson County, 3.94%, 6/1/06	200,000	199,330

Missouri (1.8%)
Higher Education Loan Authority, Series N, 4.60%, 2/22/06, *	400,000	400,000
State, Series E, 4.35%, 2/8/06, *	600,000	600,000

		1,000,000

New York (0.9%)
Ulster County, GO, 4.95%, 11/15/06	200,000	199,952
New York, Series L, 4.00%, 12/1/06	300,000	297,612

		497,564

Oregon (0.4%)
State, Series D, 4.00%, 4/1/06	200,000	199,742

Pennsylvania (1.4%)
Harrisburg, Redevelopment Authority, 3.74%, 11/15/30	150,000	148,470
Higher Education Assistance Agency, 4.37%, 2/8/06, *	600,000	600,000

		748,470

South Carolina (0.5%)
Newberry County, Series B, 4.45%, 3/1/06	265,000	264,955

Texas (2.1%)
Brazos, Series A11, 4.20%, 2/2/06	600,000	600,000
Panhandle-Plains, Series A-3, 4.35%, 2/8/06, *	600,000	599,999

		1,199,999

Virginia (0.2%)
Manassas Virgina, 5.50%, 7/1/06	125,000	125,293

Wisconsin (0.5%)
Wausau Wisconsin, GO, 4.75%, 10/1/06	280,000	279,518

Total Taxable Municipal Bonds (Amortized Cost $6,564,548)		6,548,348

U.S. Government Agency Pass-Through Securities (11.0%)
Fannie Mae (9.2%)
3.64%, 7/1/07, Pool # 385793	949,149	934,118
4.18%, 5/1/34, Pool # 784365	145,441	144,770
4.44%, 6/1/34, Pool # 789463	435,089	427,741
4.50%, 4/1/13, Pool # 254717	1,148,952	1,125,938
4.56%, 2/1/06, Pool # 557072 *	31,743	32,101
4.88%, 1/1/35, Pool # 810896 *	749,969	748,317
5.07%, 2/1/06, Pool # 834933 *	949,293	946,910
5.50%, 1/1/10, Pool # 687086	514,836	519,310
5.59%, 2/1/06, Pool # 365421 *	98,175	99,301
6.50%, 12/1/15, Pool # 545927	63,812	65,573
8.50%, 8/1/30, Pool # 542611	14,446	15,666

		5,059,745

Freddie Mac (1.3%)
4.53%, 2/27/06, *	681,586	685,347
5.44%, 2/1/06, Pool # 846367 *	20,892	21,424

		706,771

Small Business Administration (0.5%)
7.35%, 8/10/06	113,587	114,988
7.63%, 1/25/10, Pool # 503653	21,986	22,557
7.88%, 5/1/10	99,466	103,530
7.98%, 5/25/15, Pool # 502966	22,871	24,217

		265,292

Total U.S. Government Agency Pass-Through Securities (Amortized Cost $6,109,920)		6,031,808

U.S. Treasury Obligations (19.5%)
U.S. Treasury Notes (19.5%)
2.38%, 8/15/06	3,500,000	3,460,352
3.25%, 8/15/08	2,895,000	2,810,075
3.50%, 5/31/07	600,000	592,008
3.63%, 7/15/09	4,000,000	3,890,628

Total U.S. Treasury Obligations (Amortized Cost $10,981,490)		10,753,063

Investment Companies (4.2%)
Investment Company (4.2%)
American Beacon U.S. Government Money Market Fund (c)	2,323,122	2,323,122

Total Investment Companies (Amortized Cost $2,323,122)		2,323,122

Total Investments (Amortized Cost $55,349,829) (a) - 99.8%		54,936,516
Other assets in excess of liabilities - 0.2%		91,166

NET ASSETS - 100.0%		$55,027,682

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2006. The maturity date is the next rate change date.

(a)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$57,651
Unrealized depreciation	(470,964)

Net unrealized depreciation	$(413,313)

(b)	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(c)	Affiliate.

GO -	General Obligation

See notes to Schedule of Portfolio Investments

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
Asset Backed Securities (8.1%)
Green Tree Financial Corp., Series 1997-7, Class A8, 6.86%, 7/15/29	212,552	$217,925
Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	400,000	393,720
Household Automotive Trust, 4.80%, 10/17/10	400,000	399,478
Hyundai Auto Receivables Trust, Series 05-A, Class A3, 3.98%, 11/16/09	360,000	354,816
MSDWCC Heloc Trust, Series 2003-1, Class A, 4.80%, 2/27/06, *	177,524	177,638
Nissan Auto Receivables Owner Trust, Series 05-B, Class A3, 3.99%, 7/15/09	500,000	494,088
Onyx Acceptance Owner Trust, Series 2004-C, Class A4, 3.50%, 12/15/11	275,000	269,047
Residential Asset Mortgage Products, Inc., Series 2003-RP1, Class A, 5.03%, 11/25/34, * (b)	52,664	52,966
Residential Asset Mortgage Products, Inc., Series 2004-RP1, Class A2A, 4.83%, 2/27/06, * (b)	45,172	45,285
Triad Auto Receivables Owner Trust, Series 2005-B, Class A3, 4.28%, 6/14/10	300,000	296,806
U.S. Education Loan Trust, Series 2004-3A, Class A3, 4.11%, 3/1/06, * (b)	500,000	503,745
Volkswagen Auto Lease Trust, Series 2005-A, Class A3, 3.82%, 5/20/08	400,000	396,152
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, 4.79%, 2/27/06, *	183,494	184,036
WFS Financial Owner Trust, Series 2005-3, Class A4, 4.38%, 5/19/13	300,000	295,648

Total Asset Backed Securities (Cost $4,102,802)		4,081,350

Collateralized Mortgage Obligations (18.2%)
Countrywide Home Loans, Series 2004-R1, Class 1AF, 4.93%, 2/27/06, * (b)	492,950	495,615
Crown Castle Towers LLC, Series 2005-1A, Class AFX, 4.64%, 6/15/35, (b)	140,000	135,846
CS First Boston Mortgage Securities Corp, Series 2004-AR5, Class 10A1, 5.00%, 2/1/06, *	189,338	187,849

Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	682,320	689,538
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	294,786	309,985
Fannie Mae, Series 2002-16, Class XU, 5.50%, 4/25/17	3,100,000	3,137,337
Fannie Mae, Series 2002-49, Class KG, 5.50%, 8/25/17	500,000	505,036
Fannie Mae, Series 2003-92, Class HP, 4.50%, 9/25/18	626,364	612,742
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	432,607	442,523
Harley-Davidson Motorcycle Trust. 2005-3A2, 4.41%, 6/15/12	500,000	495,134
Merrill Lynch Mortgage Investors, Inc., Series 2003-D, Class A, 7.12%, 6/18/29	106,207	106,684
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 4.87%, 2/27/06, *	211,810	213,203
MLCC Mortgage Investors, Inc., Series 2003-D, Class A, 4.84%, 2/27/06, *	257,773	258,366
Nationslink Funding Corp., Series 1999-SL, Class A4, 6.65%, 11/10/30	160,328	160,711
Sequoia Mortgage Trust, Series 10, Class 1A, 4.89%, 2/20/06, *	243,731	243,998
Small Business Administration, Series 2003-P10A, Class 1, 4.52%, 2/10/13	379,169	368,321
Structured Asset Securities Corp., Series 2004-S3, Class A, 4.78%, 2/27/06, *	75,017	75,098
Washington Mutual, Series 2003-AR1, Class A6, 4.50%, 2/1/06	694,737	684,706

Total Collateralized Mortgage Obligations (Cost $9,099,099)		9,122,692

Corporate Bonds (30.1%)
Aerospace/Defense (0.4%)
British Aerospace Financial, 7.00%, 7/1/07, (b)	200,000	204,587

Automotive (0.5%)
Daimler Chrysler, 4.05%, 6/4/08	140,000	136,170
General Motors Acceptance Corp., 7.75%, 1/19/10	130,000	128,085

		264,255

Banking (7.2%)
AmSouth Bancorp, 6.13%, 3/1/09	100,000	103,232
Associated Banc Corp., 6.75%, 8/15/11	200,000	215,913
Bank of America Corp., 7.40%, 1/15/11	300,000	329,361

Bank One Corp., 10.00%, 8/15/10	230,000	272,702
BB&T Corp., 7.25%, 6/15/07	125,000	128,539
Citigroup, Inc., 6.50%, 1/18/11	115,000	122,141
City National Bank, 6.75%, 9/1/11	250,000	268,574
First Tennessee Bank, 5.05%, 1/15/15	200,000	196,841
First Union National Bank, 7.80%, 8/18/10	300,000	332,745
Firstar Bank N.A., 7.13%, 12/1/09	150,000	160,938
Manufacturers & Traders Trust Co., 5.59%, 12/28/15, *	169,000	169,768
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	212,527
National City Bank, 6.20%, 12/15/11	150,000	157,999
National City Bank of Kentucky, 6.30%, 2/15/11	75,000	79,114
National Commerce Capital, 5.51%, 4/3/06, *	150,000	150,517
PNC Funding Corp., 6.13%, 2/15/09	150,000	154,267
Roslyn Bancorp, Inc., 7.50%, 12/1/08	175,000	184,867
Sovereign Bank, 4.00%, 2/1/08	250,000	245,425
U.S. Bank N.A. Minnesota, 6.38%, 8/1/11	150,000	158,923

		3,644,393

Brokerage Services (1.0%)
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	241,019
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	268,041

		509,060

Chemicals (0.3%)
Praxair, Inc., 6.50%, 3/1/08	125,000	128,786

Commercial Services (0.3%)
Aramark Services, Inc., 6.38%, 2/15/08	150,000	153,925

Construction Machinery (0.4%)
Masco Corporation, 5.88%, 7/15/12	175,000	176,453

Defense (0.5%)
Honeywell International, 6.13%, 11/1/11	250,000	262,408

Diversified (0.6%)
General Electric Co., 5.00%, 2/1/13	170,000	168,867
Ingersoll-Rand Co., 4.75%, 5/15/15	125,000	120,134

		289,001

Electric Utility (0.8%)
Duke Energy Field Services Corp., 7.88%, 8/16/10	145,000	159,637
Puget Sound Energy, Inc., 7.96%, 2/22/10	200,000	220,114

		379,751

Energy Equipment & Services (1.1%)
Marathon Oil Corp., 6.13%, 3/15/12	165,000	173,366
Sunoco, Inc., 7.75%, 9/1/09	200,000	216,793
Union Oil Co. of California, 9.40%, 2/15/11	150,000	178,097

		568,256

Financial Services (2.2%)
AIG Sun America Global Finance, 5.85%, 8/1/08, (b)	180,000	183,356
American Express Credit, 5.00%, 12/2/10	175,000	174,899
Fort Eustis, 4.98%, 12/15/20	200,000	191,675
Fort Sam Houston Military Housing, 5.18%, 3/15/20, (b)	175,000	173,040
Pacific Pilot Funding Ltd., 5.35%, 4/20/06, * (b)	149,113	148,834
Pearson Dollar Financial, 5.70%, 6/1/14, (b)	115,000	114,831
Preferred Term Securities IV, 4.96%, 3/23/06, * (b)	150,000	151,125

		1,137,760

Food Products (2.2%)
Cargill, Inc., 6.38%, 6/1/12, (b)	175,000	184,938
Conagra, Inc., 7.88%, 9/15/10	175,000	191,467
General Mills, Inc., 6.45%, 10/15/06	150,000	151,537
IBP, Inc., 6.13%, 2/1/06	185,000	185,000
Kellogg Co., 6.60%, 4/1/11	210,000	223,320
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	156,948

		1,093,210

Household Products (0.3%)
Rubbermaid, Inc., 6.60%, 11/15/06	125,000	126,616

Instruments - Controls (0.2%)
Thermo Electron Corp., 5.00%, 6/1/15, (b)	125,000	120,875

Insurance (4.0%)
Allstate Financial Global Funding, 6.50%, 6/14/11, GIC, (b)	300,000	319,086
Berkley Corp., 5.13%, 9/30/10	150,000	148,607
Blue Cross Blue Shield, 8.25%, 11/15/11, (b)	150,000	171,039
John Hancock Global Funding II, 7.90%, 7/2/10, (b)	200,000	223,916
Metlife, Inc., 5.38%, 12/15/12	80,000	80,984
New York Life Global Funding, 5.38%, 9/15/13, (b)	240,000	244,717
Principal Life Global, 6.25%, 2/15/12, (b)	150,000	158,253
Protective Life U.S. Funding, 5.88%, 8/15/06, (b)	150,000	150,708
Prudential Insurance, 7.65%, 7/1/07, (b)	250,000	259,101
Safeco Corp., 4.88%, 2/1/10	150,000	148,447
Unitrin, Inc., 5.75%, 7/1/07	150,000	150,597

		2,055,455

Metals & Mining (0.7%)
Alcan, Inc., 6.25%, 11/1/08	170,000	174,955
Alcoa Inc, 6.00%, 1/15/12	165,000	171,648

		346,603

Multimedia (2.0%)
Cox Communications, Inc., 7.88%, 8/15/09	110,000	117,948
Nielsen Media, 7.60%, 6/15/09	150,000	158,795
Pearson PLC, 7.00%, 6/15/11, (b)	50,000	52,910
Thomson Corp., 6.20%, 1/5/12	175,000	183,323
Time Warner, Inc., 8.11%, 8/15/06	250,000	253,753
Viacom, Inc., 7.70%, 7/30/10	200,000	216,517

		983,246

Paper Products (0.6%)
Bemis Company Inc, 4.88%, 4/1/12, (b)	175,000	169,959
International Paper Co., 6.75%, 9/1/11	125,000	132,237

		302,196

Pharmaceuticals (1.3%)
American Home Products, 6.95%, 3/15/11	135,000	145,423
Bristol-Myers Squibb Co., 5.75%, 10/1/11	160,000	164,164
Hospira, Inc., 4.95%, 6/15/09	165,000	163,583
Schering-Plough Corp., 5.30%, 12/1/13	185,000	186,926

		660,096

Real Estate Investment Trust (1.3%)
Duke Realty Corp., 4.76%, 3/22/06, *	225,000	225,287
JDN Realty Corp., 6.95%, 8/1/07	150,000	152,057
Prologis, 5.25%, 11/15/10, (b)	85,000	84,822
Shurgard Storage, 7.75%, 2/22/11	160,000	174,546

		636,712

Restaurants (0.3%)
McDonald’s Corp., 8.88%, 4/1/11	125,000	146,034

Retail - Food (0.4%)
Kroger Co., 7.25%, 6/1/09	170,000	179,472

Retail - Major Department Store (0.4%)
May Department Stores, 7.90%, 10/15/07	180,000	186,795

Schools (0.5%)
Harvard University, 8.13%, 4/15/07	250,000	259,360

Telephone (0.3%)
Sprint Capital Corp., 6.00%, 1/15/07	140,000	141,210

Transportation Services (0.3%)
Fedex Corp., 7.52%, 1/15/18	121,768	129,489

Total Corporate Bonds (Cost $15,083,515)		15,086,004

Medium Term/Senior Notes (0.5%)
Schools (0.5%)
Stanford University, 6.16%, 4/30/11	225,000	237,367

Total Medium Term/Senior Notes (Cost $225,000)		237,367

Taxable Municipal Bonds (6.9%)
Arkansas (0.9%)
State, Water-Waste Disposal, Series A, GO, 6.00%, 7/1/08, OID	435,000	446,280

Illinois (1.2%)
Chicago, Series C, 4.69%, 1/1/11	175,000	173,428
Chicago, Series D, GO, 4.72%, 1/1/12	200,000	197,303
Loyola University, Series C, 4.80%, 7/1/13	150,000	143,801
State, Pension, GO, 3.55%, 6/1/11	170,000	159,159

		673,691

Indiana (0.5%)
State, Series A, 3.69%, 1/15/08	275,000	268,733

Iowa (0.6%)
Davenport, Series A, GO, 4.60%, 6/1/12, OID	160,000	156,645
Des Moines, Hotel & Motel, GO, 5.85%, 12/1/11, OID	115,000	120,281

		276,926

Maine (0.6%)
State, GO, 3.25%, 6/15/10	300,000	280,383

Michigan (0.2%)
State, 3.99%, GO 11/1/07	125,000	123,191

Minnesota (0.4%)
Kandiyohi County, Series A, 5.00%, 6/15/15	180,000	177,871

Mississippi (0.4%)
Jackson County, 5.00%, 6/1/13	190,000	187,410

New York (0.3%)
New York, Series J, 2.60%, 6/1/07	150,000	145,365

Oregon (0.5%)
State, Alternative Energy Project, Series F, GO, 5.25%, 10/1/09, OID	225,000	226,287

Pennsylvania (0.4%)
Bethlehem, Series B, GO, 4.85%, 11/1/13	190,000	187,036

Tennessee (0.4%)
State, Series B, GO, 6.00%, 2/1/09	175,000	180,434

Texas (0.3%)
State, Water Financial Assistance, GO, 3.50%, 8/1/11	175,000	162,297

Wisconsin (0.2%)
State, Series A, GO, 4.80%, 5/1/13	125,000	123,001

Total Taxable Municipal Bonds (Cost $3,516,822)		3,458,905

U.S. Government Agency Pass-Through Securities (13.5%)
Fannie Mae (11.3%)
4.16%, 2/1/06, Pool # 708318 *	413,170	410,134
4.17%, 2/1/09, Pool # 386844	470,556	458,433
4.28%, 2/1/06, Pool # 776486 *	287,505	283,648
4.61%, 7/1/12, Pool # 387461	1,250,000	1,223,821
4.67%, 1/1/10, Pool # 385732	464,311	451,466

4.73%, 12/1/12, Pool # 385682	464,746	454,520
4.88%, 2/1/06, Pool # 810896 *	1,499,938	1,496,634
5.01%, 4/1/11, Pool # 387392	744,211	730,156
5.59%, 2/1/06, Pool # 365421 *	203,165	205,493

		5,714,305

Freddie Mac (2.2%)
4.50%, 11/1/18, Pool # B10834	1,101,122	1,071,633
5.44%, 2/1/06, Pool # 846367 *	20,892	21,424

		1,093,057

Total U.S. Government Agency Pass-Through Securities (Cost $7,028,537)		6,807,362

U.S. Treasury Obligations (21.2%)
U.S. Treasury Bonds (7.4%)
7.25%, 5/15/16	3,070,000	3,729,571

U.S. Treasury Notes (13.8%)
2.00%, 7/15/14	550,000	577,754
3.88%, 9/15/10	295,000	287,360
4.00%, 2/15/15	300,000	288,094
4.13%, 5/15/15	850,000	823,538
4.25%, 11/30/07	1,000,000	995,391
4.25%, 1/15/11	450,000	445,887
4.38%, 12/31/07	1,500,000	1,496,132
4.38%, 11/15/08	750,000	748,008
4.38%, 8/15/12	335,000	332,187
4.50%, 11/15/15	500,000	498,848
1.88%, 07/15/15	450,000	452,811

		6,946,010

Total U.S. Treasury Obligations (Cost $10,827,271)		10,675,581

Investment Companies (1.0%)
Investment Company (1.0%)
American Beacon U.S. Government Money Market Fund (c)	506,004	506,004

Total Investment Companies (Cost $506,004)		506,004

Total Investments (Cost $50,389,050) (a) - 99.5%		49,975,265
Other assets in excess of liabilities - 0.5%		266,539

NET ASSETS - 100.0%		$50,241,804

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2006. The maturity date is the next rate change date.

(a)	Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$396,963
Unrealized depreciation	(810,748)

Net unrealized depreciation	$(413,785)

(b)	Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.

(c)	Affiliate.

GIC –	Guaranteed Investment Contract

GO –	General Obligation

OID –	Original Issue Discount

See Notes to Schedule of Portfolio Investments

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (93.7%)
Chemicals (1.6%)
Dow Chemical Co.	38,300	$1,620,090

Commercial Banks (6.4%)
Bank of America Corp.	65,267	2,886,759
HSBC Holdings PLC - ADR	13,850	1,152,043
Wells Fargo & Co.	38,100	2,375,916

		6,414,718

Commercial Services & Supplies (0.4%)
Cendant Corp.	22,800	381,672

Communications Equipment (2.4%)
Nokia Corp. - ADR	130,500	2,398,590

Computer Equipment (1.3%)
Hewlett-Packard Co.	41,500	1,293,970

Consumer Finance (5.5%)
Capital One Financial Corp.	28,300	2,357,390
SLM Corp.	56,200	3,144,952

		5,502,342

Diversified Financial Services (3.8%)
Citigroup, Inc.	61,533	2,866,207
J.P. Morgan Chase & Co.	24,700	981,825

		6,205,422

Diversified Telecommunication Services (3.0%)
Verizon Communications, Inc.	95,192	3,013,779

		5,412,369

Electric Utilities (8.7%)
American Electric Power Co., Inc.	62,500	2,332,500
CenterPoint Energy, Inc.	113,200	1,446,696
Entergy Corp.	32,000	2,224,320
Exelon Corp.	48,600	2,790,612

		8,794,128

Electrical Equipment (4.2%)
American Power Conversion Corp.	83,100	1,969,470
Emerson Electric Co.	29,000	2,246,050

		4,215,520

Food Products (1.8%)
ConAgra Foods, Inc.	86,800	1,799,364

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	54,000	1,989,900

Health Care Providers & Services (2.3%)
Wellpoint Health Network, Inc. (b)	30,700	2,357,760

Hotels Restaurants & Leisure (1.4%)
Carnival Corp.	27,400	1,418,224

Industrial Conglomerates (2.3%)
Tyco International, Ltd.	87,700	2,284,585

Insurance (4.4%)
Allstate Corp.	47,400	2,467,170
XL Capital Ltd., Class A	29,000	1,962,140

		4,429,310

Leisure Equipment & Products (0.9%)
Mattel, Inc.	57,600	950,400

Machinery (2.0%)
ITT Industries, Inc.	19,400	1,988,500

Multi-Utilities & Unregulated Power (3.0%)
Duke Energy Corp.	108,300	3,070,305

Oil & Gas (14.3%)
Anadarko Petroleum Corp.	11,000	1,186,020
BP Amoco PLC ADR	37,200	2,689,932
ChevronTexaco Corp.	25,300	1,502,314
ConocoPhillips	63,546	4,111,426
Occidental Petroleum Corp.	51,400	5,022,294

		14,511,986

Pharmaceuticals (9.4%)
Bristol-Myers Squibb Co.	126,600	2,885,214
Pfizer, Inc.	121,600	3,122,688
Schering-Plough Corp.	99,100	1,897,765
Wyeth	33,400	1,544,750

		9,450,417

Thrifts & Mortgage Finance (3.9%)
MGIC Investment Corp.	25,500	1,683,255
Washington Mutual, Inc.	52,800	2,234,496

		3,917,751

Tobacco (8.7%)
Altria Group, Inc.	43,000	3,110,620
Imperial Tobacco Group PLC-ADR	59,600	3,546,200
UST, Inc.	54,400	2,118,336

		8,775,156

Total Common Stocks (Cost $67,739,527)		94,426,499

Investment Companies (6.0%)
American Beacon U.S. Government Money Market Fund (c)	4,973,207	4,973,207
Federated Treasury Obligations Fund	1,043,314	1,043,314

		6,016,521

Total Investment Companies (Cost $6,016,521)		6,016,521

Total Investments (Cost $73,756,048) (a) - 99.7%		100,443,020
Other assets in excess of liabilities - 0.3%		277,958

NET ASSETS - 100.0%		$100,720,978

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $178,117. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$27,922,251
Unrealized depreciation	(1,413,391)

Net unrealized appreciation	26,508,260

(b)	Represents non-income producing securities.

(c)	Affilate.

ADR -	American Depositary Receipt

See notes to Schedule of Portfolio Investments

AMERICAN INDEPENDENCE FUNDS TRUST

International Multi-Manager Stock Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

The American Independence International Multi-Manager Stock Fund invests all of its investable assets in the International Equity Portfolio of the AMR Investment Services Trust.

See notes to schedules of portfolio investments.

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

	Principal Amount	Value
Municipal Bonds (98.1%)
Kansas (98.1%)
Augusta, Waterworks Revenue, Series A, 5.00%, 4/1/19, Callable 10/1/14 @ 100, RADIAN	1,180,000	$1,235,661
Barton County, School District #428, Great Bend, GO, Series A, 5.30%, 9/1/15, Pre-refunded 9/1/06 @ 100, FGIC	1,390,000	1,406,944
Bourbon County, School District #234, GO, Series B, 5.63%, 9/1/11, Pre-refunded 9/1/06 @ 100, FSA	285,000	288,999
Brown County, Horton School District #430, GO, 5.38%, 9/1/13, Pre-refunded 9/1/06 @ 100, FSA	500,000	506,305
Burlington, Environmental Improvement Revenue, 4.75%, 10/1/17	1,225,000	1,238,769
Burlington, Environmental Improvement Revenue, 3.00%, 12/1/23, *	1,000,000	1,000,000
Burlington, Environmental Improvement Revenue, 3.10%, 12/1/23, *	1,000,000	1,000,000
Butler & Sedgwick County, School District #385, GO, 5.60%, 9/1/12, FSA	1,775,000	1,970,250
Butler and Sedwick County, School District # 385, 5.00%, 9/1/18	2,000,000	2,151,180
Butler County, School District, GO, Series B, 5.00%, 9/1/24	1,085,000	1,143,199
Cherokee County, 5.00%, 12/1/21	1,170,000	1,247,583
Cherokee County, 6.25%, 12/1/23, Pre-refunded 6/1/08 @ 100	960,000	1,007,587
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA	710,000	775,881
Chisholm Creek, Water & Sewer Revenue, 5.25%, 9/1/15, Pre-refunded 9/1/12 @ 100, MBIA	400,000	437,116
Coffeyville Kansas Community College, Series A, 5.05%, 10/1/25	1,975,000	1,962,617
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable 10/1/13 @ 100, MBIA	1,310,000	1,431,516

Cowley County, School District #470, GO, 5.45%, 12/1/12, Pre-refunded 12/1/06 @ 100, FGIC	500,000	509,095
Cowley County, School District #470, GO, 5.50%, 12/1/16, Callable 12/1/06 @ 100, FGIC, OID	1,000,000	1,018,590
Dodge City, School District #443, GO, 4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA	975,000	994,169
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100, AMBAC	1,935,000	2,054,080
Douglas County, School District #497, GO, 5.00%, 9/1/07	1,000,000	1,025,900
El Dorado, Water Utility System Revenue, 4.70%, 10/1/06, Callable 10/1/05 @ 100	275,000	275,729
El Dorado, Water Utility System Revenue, 4.75%, 10/1/07, Callable 10/1/05 @ 100	200,000	200,546
Ellsworth County, School District #328, GO, 5.25%, 9/1/15, Pre-refunded 9/1/06 @ 100, FSA	500,000	505,950
Finney County, GO, 5.00%, 12/1/10, Callable 12/1/07 @ 100, MBIA	500,000	514,575
Franklin County, School District #289, GO, 5.35%, 9/1/11, FSA	230,000	250,049
Franklin County, School District #290, GO, 5.25%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA	500,000	505,950
Franklin County, School District #290, GO, 5.30%, 9/1/16, Pre-refunded 9/1/06 @ 100, FSA	335,000	339,084
Geary County, School District #475, GO, 5.25%, 9/1/20, Callable 09/01/2015 @ 100, MBIA	2,025,000	2,212,899
Gray County, School District #102, GO, 5.00%, 9/1/15, Callable 9/1/08 @ 100	800,000	820,768
Gray County, School District #102, GO, 6.80%, 9/1/15, Callable 9/1/05 @ 100	10,000	10,000
Great Bend, Water System Revenue, Series A, 5.15%, 9/1/19, Pre-refunded 9/1/08 @ 100, OID	1,000,000	1,043,070
Harvey County, School District #373, GO, 4.80%, 9/1/18, Callable 9/1/08 @ 100, FSA, OID	2,000,000	2,036,800
Johnson County, Park and Recreation Foundation, Revenue, 5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,070,160
Johnson County, Park and Recreation Foundation, Series B, 5.00%, 9/1/23, Callable 9/1/13 @ 100	870,000	915,901

Johnson County, School District #231, GO, 5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC	1,080,000	1,137,316
Johnson County, School District #232, GO, 5.40%, 9/1/14, Callable 9/1/07 @ 100, MBIA	1,050,000	1,084,094
Johnson County, School District #232, GO, 5.25%, 9/1/23, Callable 09/01/2015, FSA	1,000,000	1,084,530
Johnson County, School District #233, GO, 5.00%, 9/1/14, Callable 9/1/09 @ 100, FGIC	1,000,000	1,047,260
Johnson County, School District #233, GO, Series B, 5.50%, 9/1/14	325,000	363,093
Johnson County, School District #512, GO, Series A, 4.60%, 10/1/08	1,135,000	1,169,039
Johnson County, School District #512, GO, Series B, 5.25%, 10/1/17, Pre-refunded 10/1/06 @ 100	500,000	506,630
Junction City, Water & Sewer, GO, 4.80%, 9/1/16, Callable 9/1/08 @ 100, MBIA, OID	1,620,000	1,653,777
Kansas City, GO, 5.45%, 4/1/17, Callable 10/1/06 @ 100, FGIC	340,000	344,726
Kansas State, Development Finance Authority, 5.00%, 10/1/22	1,140,000	1,217,349
Kansas State, Development Finance Authority, Water Pollution Control, 5.50%, 11/1/13	900,000	999,261
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,699,315
LA Cygne, Kansas Environmental, 4.05%, 3/1/15	382,000	380,843
Lawrence, Hospital Revenue, 5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,070,840
Lawrence, Hospital Revenue, 6.00%, 7/1/19, Callable 7/1/09 @ 100, RADIAN	1,000,000	1,071,050
Lawrence, Water & Sewer System Revenue, 5.25%, 11/1/15, Callable 11/1/06 @ 100	505,000	512,716
Lawrence, Water & Sewer System Revenue, 5.20%, 11/1/16, Callable 11/1/06 @ 100	250,000	253,730
Leavenworth County, School District #453, GO, 4.80%, 9/1/12, Callable 9/1/07 @ 100, FGIC, OID	460,000	471,081
Leavenworth County, School District #464, GO, 5.00%, 9/1/25	1,380,000	1,451,815

Leavenworth County, School District #469, GO, 5.00%, 9/1/24, FGIC	1,000,000	1,053,640
Leawood, GO, 5.25%, 9/1/16, Pre-refunded 9/1/10 @ 100	340,000	361,131
Leawood, GO, Series A, 5.25%, 9/1/09, Pre-refunded 9/1/06 @ 100	250,000	252,975
Leawood, GO, Series A, 5.35%, 9/1/10, Pre-refunded 9/1/06 @ 100	250,000	253,118
Leawood, GO, Series A, 5.40%, 9/1/11, Pre-refunded 9/1/06 @ 100	375,000	379,785
Leawood, GO, Series B, 5.00%, 9/1/10, Callable 9/1/06 @ 100	400,000	403,872
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	268,815
Maize, Water and Sewer System Revenue, 5.25%, 8/1/26, Callable 08/01/16 @ 100	1,000,000	995,010
Meade, Industrial Revenue, 6.50%, 10/1/06	1,000,000	1,021,360
Miami County, School District #367, GO, Series A, 5.00%, 9/1/16, Callable 9/1/08 @ 100, FGIC, OID	900,000	932,751
Miami County, School District #367, GO, Series A, 5.00%, 9/1/25	1,310,000	1,378,172
Neosho County, Community College Revenue, 5.00%, 6/1/25	605,000	614,747
Newton, Public Building Commission Revenue, 5.00%, 3/1/24	615,000	646,580
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12, Callable 3/1/07 @ 100	700,000	706,188
Olathe, Health Facility Revenue, 3.05%, 2/1/06, *	5,000,000	4,999,999
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	679,783
Pratt, Electric System Revenue, 6.60%, 11/1/07, AMBAC	140,000	145,076
Rice County, Union School District #444, GO, 5.08%, 9/1/14, Callable 9/1/07 @ 100	755,000	770,923
Riley County, School District #383, GO, 5.00%, 11/1/14, Callable 11/1/11 @ 100, MBIA	1,000,000	1,057,120
Roeland Park, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @ 100, OID	500,000	494,100
Saline County, School District #305, GO, 4.75%, 9/1/14, Pre-refunded 9/1/08 @100, FSA, OID	2,025,000	2,086,317
Saline County, School District #305, GO, 5.50%, 9/1/17, Callable 9/1/11 @ 100	780,000	855,917

Saline County, School District #305, GO, 5.50%, 9/1/17, Pre-refunded 9/1/11 @ 100	220,000	238,128
Sedgwick & Shawnee Counties, Single Family Revenue, Series A-2, 6.70%, 6/1/29	240,000	247,613
Sedgwick & Shawnee Counties, Single Family Revenue, Series B-1, 8.05%, 5/1/14, GNMA	30,000	31,013
Sedgwick County, Family Mortgage, Series A-2, 6.50%, 12/1/16, Callable 12/1/07 @ 105, GNMA	55,000	57,265
Sedgwick County, School District #260, 5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,707,049
Sedgwick County, School District #260, GO, 5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,795,650
Sedgwick County, School District #261, GO, 4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	1,525,000	1,597,285
Sedgwick County, School District #265, GO, 4.30%, 10/1/07, FSA	1,000,000	1,016,650
Seward County, School District #480, GO, 5.00%, 9/1/14, Pre-refunded 9/1/06 @ 100, FSA, OID	1,640,000	1,657,187
Seward County, School District #483, Kismet-Plains, GO, 5.20%, 10/1/12, Pre-refunded 10/1/06 @ 100	600,000	607,566
Shawnee County, 3.50%, 9/1/06, COP	335,000	334,240
Shawnee County, 3.50%, 9/1/07, COP	345,000	341,795
Shawnee County, 4.50%, 12/1/08, COP	515,000	524,692
Shawnee County, School District #501, GO, 4.35%, 2/1/06, OID	1,515,000	1,515,000
Shawnee County, School District #501, GO, 4.38%, 2/1/07, Callable 2/1/06 @ 100, OID	1,425,000	1,432,510
Shawnee County, Series A, GO, 5.00%, 9/1/19	700,000	750,036
State, Department of Transportation, Highway Revenue, Series C-2, 2.99%, 2/2/06, *	1,000,000	1,000,000
State, Department of Transportation, Highway Revenue, Series C-1, 2.99%, 2/2/06, *	4,000,000	3,999,999
State, Department of Transportation, Highway Revenue, 5.50%, 9/1/14	1,000,000	1,121,090

State, Department of Transportation, Highway Revenue, Series C-1, 2.98%, 2/1/06, *	400,000	400,000
State, Department of Transportation, Highway Revenue, Series C-1, 3.02%, 2/5/06, Callable 9/1/16 @ 100 *	1,000,000	1,000,000
State, Department of Transportation, Highway Revenue, Series C-3, 3.03%, 2/1/06, Depfa Bank Plc *	1,060,000	1,060,000
State, Development Finance Authority Revenue, 4.20%, 6/1/07, FSA, OID	1,000,000	1,012,210
State, Development Finance Authority Revenue, 5.00%, 8/1/11, AMBAC	380,000	406,110
State, Development Finance Authority Revenue, 5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	523,630
State, Development Finance Authority Revenue, 5.00%, 8/1/11, AMBAC	120,000	128,555
State, Development Finance Authority Revenue, 5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	535,295
State, Development Finance Authority Revenue, 5.50%, 5/1/14, Callable 5/1/07 @ 100	1,000,000	1,027,540
State, Development Finance Authority Revenue, 5.50%, 8/1/15, Callable 8/1/11 @ 100, MBIA	1,500,000	1,644,060
State, Development Finance Authority Revenue, 5.00%, 4/1/17, Callable 04/01/14 @ 101, FGIC	595,000	640,702
State, Development Finance Authority Revenue, 5.00%, 4/1/18, Pre-refunded 04/01/14 @ 101, FGIC	130,000	142,288
State, Development Finance Authority Revenue, 5.00%, 4/1/18, Callable 04/01/14 @ 101, FGIC	370,000	396,955
State, Development Finance Authority Revenue, 5.00%, 4/1/19, Callable 4/1/09 @ 100, AMBAC, OID	1,000,000	1,036,890
State, Development Finance Authority Revenue, 5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,294,910
State, Development Finance Authority Revenue, 5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	1,077,570
State, Development Finance Authority Revenue, Series A, 5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	515,000	549,263
State, Development Finance Authority Revenue, Series J, 5.40%, 4/1/10, Callable 4/1/06 @ 100	500,000	501,330

State, Development Finance Authority Revenue, Water Pollution Control, 5.25%, 5/1/11, Pre-refunded 11/01/08 @ 100	680,000	714,666
State, Development Finance Authority Revenue, Water Pollution Control, 5.50%, 11/1/15	200,000	226,416
State, Development Finance Authority Revenue, Water Pollution Control, 5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,112,120
State, Development Finance Authority, Health Facilities Revenue, Series K, 5.75%, 11/15/12, Callable 11/15/11 @ 100, MBIA	1,000,000	1,092,190
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., 5.50%, 11/15/17, Callable 11/15/07 @ 100, MBIA	500,000	519,575
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., Series B, 5.38%, 11/15/10, Callable 11/15/07 @ 100, OID	500,000	518,505
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., Series L, 5.00%, 11/15/22, Callable 11/15/15 @ 100	500,000	513,990
State, Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Inc., Series M, 3.00%, 2/2/06, MBIA *	1,725,000	1,725,000
State, Development Finance Authority, Health Facilities Revenue, St. Lukes, 5.38%, 11/15/16, Callable 11/15/06 @ 102, MBIA, OID	500,000	517,005
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.75%, 11/15/10, Pre-refunded 11/15/06 @ 100, MBIA	500,000	509,955
State, Development Finance Authority, Health Facilities Revenue, Stormont Health Care, 5.80%, 11/15/16, Callable 11/15/06 @ 100, MBIA	1,000,000	1,017,790
State, Development Finance Authority, Lease Revenue, 3.07%, 2/1/06, Callable 12/1/05 @ 100 *	2,000,000	2,000,000
State, Development Finance Authority, Public Water Supply Revenue, 4.15%, 4/1/06, OID	1,000,000	1,001,520
State, Development Finance Authority, Shalom Obligation Group, Series BB, 3.07%, 2/1/06, *	230,000	230,000

State, Development Finance Authority, Water Pollution Control Revenue, 5.00%, 11/1/07	500,000	514,700
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 11/1/10	650,000	700,174
State, Development Finance Authority, Water Pollution Control Revenue, 5.25%, 5/1/11, Callable 11/01/08 @ 100	320,000	335,542
State, Development Finance Authority, Water Supply, 4.40%, 4/1/06, AMBAC	1,000,000	1,001,930
State, Development Finance Authority Revenue, 5.00%, 5/1/21, Callable 5/1/15 @100	2,090,000	2,221,815
State, Independent College Finance Authority Educational Facilities Revenue, 6.00%, 10/1/21, Callable 10/1/06 @ 100	1,500,000	1,514,880
State, Turnpike Authority Revenue, 5.50%, 9/1/06, AMBAC	1,915,000	1,940,182
State, Turnpike Authority Revenue, Series B, 5.00%, 9/1/20, Callable 9/1/14 @ 101, FSA	500,000	535,030
Sumner County, School District #357, Belle Plaine, GO, 5.55%, 9/1/13, Callable 9/1/05 @ 100, AMBAC, OID	95,000	95,182
University of Kansas Hospital Authority, 5.50%, 9/1/11	300,000	319,971
University of Kansas Hospital Authority, 5.25%, 9/1/13, Callable 9/1/12 @ 100	450,000	472,676
University of Kansas Hospital Authority, 5.50%, 9/1/15, Callable 9/1/09 @ 100, AMBAC	1,645,000	1,748,421
University of Kansas Hospital Authority, 6.00%, 9/1/16, Callable 9/1/12 @ 100	1,120,000	1,234,106
University of Kansas Hospital Authority, 3.07%, 2/1/06	300,000	300,000
Washburn University of Topeka, Revenue, 5.30%, 7/1/06, AMBAC	435,000	438,715
Washburn University of Topeka, Revenue, 5.35%, 7/1/07, AMBAC	460,000	473,013
Washburn University of Topeka, Revenue, 5.45%, 7/1/08, AMBAC	485,000	507,931
Wellington, Water & Sewer Revenue, 5.15%, 5/1/18, Callable 5/1/08 @ 100, AMBAC	1,000,000	1,035,050
Wichita Kansas Water and Sewer, 5.00%, 10/1/16	500,000	538,545

Wichita, Hospital Facilities Revenue, Series III, 5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	308,965
Wichita, Hospital Facilities Revenue, Series III, 5.25%, 11/15/15, Callable 11/15/11 @ 101	335,000	352,524
Wichita, Hospital Facilities Revenue, Series III, 5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	540,710
Wichita, Hospital Improvements Series XI, Revenue, 5.40%, 11/15/08, OID	2,085,000	2,164,376
Wichita, Hospital Improvements Series XI, Revenue, 6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,252,679
Wichita, Hospital Revenue, 6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,119,910
Wichita, Hospital Revenue, 6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	836,513
Wichita, Hospital Revenue, 6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	600,000	657,792
Wichita, Multifamily Housing Revenue, 5.90%, 12/1/16, Callable 12/1/05 @ 102	660,000	610,883
Wichita, Sales Tax Revenue, GO, 5.00%, 4/1/17, Callable 4/1/09 @ 101	200,000	210,748
Wichita, Water & Sewer Revenue, 4.70%, 10/1/12, Callable 10/1/07 @ 101, FGIC, OID	2,000,000	2,023,880
Wyandotte County, Government Utility System Revenue, 6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,190,610
Wyandotte County, Government Utility System Revenue, 4.75%, 9/1/18, Callable 3/1/09 @ 101, MBIA, OID	2,000,000	2,052,840
Wyandotte County, Government Utility System Revenue, 5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	250,000	263,168
Wyandotte County, School District #204, GO, Series A, 5.00%, 9/1/24, Callable 09/01/15 @ 100, FGIC	1,000,000	1,053,640
Wyandotte County, School District #500, GO, 5.25%, 9/1/12, Pre-refunded 9/1/11 @ 100, FSA	1,805,000	1,958,028
Wyandotte County, School District #500, GO, 5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,106,910

		154,665,613

Total Municipal Bonds (Cost $151,278,751)		154,665,613

Investment Companies (0.8%)
Federated Tax-Exempt Money Market Fund	1,243,303	1,243,303

Total Investment Companies (Cost $1,243,303)		1,243,303

Total Investments (Cost $152,522,054) (a) - 98.9%		155,908,916
Other assets in excess of liabilities - 1.1%		1,754,505

NET ASSETS - 100.0%		$157,663,421

*	Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2006. Maturity date reflects rate change date.

(a)	Represents cost for federal tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,567,287
Unrealized depreciation	(180,425)

Net unrealized appreciation	$3,386,862

AMBAC -	Insured by AMBAC Indemnity Corp.

FGIC -	Insured by Financial Guaranty Insurance Corp.

FNMA -	Federal National Mortgage Association

FSA -	Insured by Financial Security Assurance Inc.

GNMA -	Government National Mortgage Assoc.

GO -	General Obligation

LOC -	Letter of Credit

MBIA -	Insured by Municipal Bond Insurance Assoc.

OID -	Original Issue Discount

See notes to Schedule of Portfolio Investments

NestEgg Capital Preservation Fund

Schedule of Portfolio Investments

January 31, 2006

(unaudited)

	Shares	Value
Investment Companies (97.3%)
American Beacon U.S. Government Money Market Fund (b)	285,484	$285,484
iShares MSCI EAFE Index Fund	5,018	315,431
iShares Russell 2000 Index Fund	3,657	264,584
iShares S&P Midcap 400 Index Fund	4,263	331,747
Vanguard Institutional Index Fund	7,087	829,499
Vanguard Total Bond Market Index Fund	393,876	3,942,704

Total Investment Companies (Cost $5,850,039)		5,969,449

Total Investments (Cost $5,850,039) (a) - 97.3%		5,969,449
Other assets in excess of liabilities - 2.7%		167,533

NET ASSETS - 100.0%		$6,136,982

Percentages indicated are based on net assets of $6,136,982.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,205. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$226,560
Unrealized depreciation	(111,356)

Net unrealized appreciation	115,204

(b)	Represents non-income producing securities.

See notes to Schedule of Portfolio Investments.

NestEgg 2010 Fund

Schedule of Portfolio Investments

January 31, 2006

(unaudited)

	Shares	Value
Investment Companies (95.8%)
American Beacon U.S. Government Money Market Fund (b)	1,046,359	$1,046,359
iShares MSCI EAFE Index Fund	16,138	1,014,435
iShares Russell 2000 Index Fund	11,759	850,764
iShares S&P Midcap 400 Index Fund	13,708	1,066,757
Vanguard Institutional Index Fund	25,085	2,935,929
Vanguard Total Bond Market Index Fund	1,050,676	10,517,264

Total Investment Companies		17,431,508

Total Investments (Cost $16,882,196) (a) - 95.8%		17,431,508
Other assets in excess of liabilities - 4.2%		770,021

NET ASSETS - 100.0%		$18,201,529

Percentages indicated are based on net assets of $18,201,529.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,046. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$814,451
Unrealized depreciation	(269,185)

Net unrealized appreciation	545,266

(b)	Represents non-income producing securities.

See notes to Schedule of Portfolio Investments.

NestEgg 2020 Fund

Schedule of Portfolio Investments

January 31, 2006

	Shares	Value
Investment Companies (96.9%)
American Beacon U.S. Government Money Market Fund (b)	1,933,131	$1,933,131
iShares MSCI EAFE Index Fund	47,594	2,991,759
iShares Russell 2000 Index Fund	34,670	2,508,375
iShares S&P Midcap 400 Index Fund	40,434	3,146,574
Vanguard Institutional Index Fund	64,557	7,555,797
Vanguard Total Bond Market Index Fund	1,370,086	13,714,556

Total Investment Companies (Cost $29,519,478)		31,850,192

Total Investments (Cost $29,519,477) (a) - 96.9%		31,850,192
Other assets in excess of liabilities - 3.1%		1,033,298

NET ASSETS - 100.0%		$32,883,490

Percentages indicated are based on net assets of $32,883,490.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $13,352. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,671,666
Unrealized depreciation	(354,303)

Net unrealized appreciation	2,317,363

(b)	Represents non-income producing securities.

See notes to Schedule of Portfolio Investments.

NestEgg 2030 Fund

Schedule of Portfolio Investments

January 31, 2006

(unaudited)

	Shares	Value
Investment Companies (97.5%)
American Beacon U.S. Government Money Market Fund (b)	951,755	$951,755
iShares MSCI EAFE Index Fund	38,980	2,450,283
iShares Russell 2000 Index Fund	28,390	2,054,017
iShares S&P Midcap 400 Index Fund	33,115	2,577,009
Vanguard Institutional Index Fund	50,866	5,953,298
Vanguard Total Bond Market Index Fund	514,008	5,145,219

Total Investment Companies (Cost $17,086,640)		19,131,581

Total Investments (Cost $17,086,640) (a) - 97.5%		19,131,581
Other assets in excess of liabilities - 2.5%		493,480

NET ASSETS - 100.0%		$19,625,061

Percentages indicated are based on net assets of $19,625,061.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $13,699. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,159,491
Unrealized depreciation	(128,249)

Net unrealized appreciation	2,031,242

(b)	Represents non-income producing securities.

See notes to Schedule of Portfolio Investments.

NestEgg 2040 Fund

Schedule of Portfolio Investments

January 31, 2006

(unaudited)

	Shares	Value
Investment Companies (98.5%)
American Beacon U.S. Government Money Market Fund (b)	915,192	$915,192
iShares MSCI EAFE Index Fund	51,616	3,244,582
iShares Russell 2000 Index Fund	37,588	2,719,492
iShares S&P Midcap 400 Index Fund	43,852	3,412,563
Vanguard Institutional Index Fund	65,976	7,721,883
Vanguard Total Bond Market Index Fund	216,530	2,167,461

Total Investment Companies (Cost $17,371,218)		20,181,173

Total Investments (Cost $17,371,218) (a) - 98.5%		20,181,173
Other assets in excess of liabilities - 1.5%		299,424

NET ASSETS - 100.0%		$20,480,597

Percentages indicated are based on net assets of $20,480,597.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $21,576. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,839,467
Unrealized depreciation	(51,088)

Net unrealized appreciation	2,788,379

(b)	Represents non-income producing securities.

See notes to Schedule of Portfolio Investments.

American Independence Funds Trust

Notes to Schedules of Portfolio Investments

January 31, 2006

(Unaudited)

Organization

The American Independence Funds Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Trust currently offers eleven series, including the American Independence Funds and the NestEgg Funds. The accompanying schedules of portfolio investments are those of the American Independence Funds, which include the Money Market Fund, UltraShort Bond Fund, Intermediate Bond Fund, Stock Fund, and Kansas Tax-Exempt Bond Fund (individually a “Fund”, collectively the “Funds”). The Trust is authorized to offer two classes of shares: Premium Class and Service Class (except for the Kansas Tax-Exempt Bond Fund which offers Institutional Class and Class A). Currently, the Premium Class is not actively marketed.

The International Multi-Manager Stock Fund seeks to achieve its objective by investing all of its investable assets in the International Equity Portfolio, a series of the American Beacon Advisors, Inc. (the “Portfolio”), an open-end investment company that has the same investment objective as the Fund. The percentage of the Portfolio owned by the Fund as of January 31, 2006 was approximately 3.85%. The schedule of investments of the Portfolio is included elsewhere in this Form N-Q.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates

Investment Valuation

Securities of the Money Market Fund are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair value by the investment advisor (or the sub-advisor) in accordance with guidelines approved by the Trust’s Board of Trustees. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value derived from data relating to instruments or securities with similar characteristics. The International Multi-Manager Stock Fund seeks to achieve its investments objectives by investing all of its investable assets in the International Equity Portfolio of AMR Investment Services Trust ( the “International Portfolio”). The International Multi-Manager Stock Fund records its investment in the International Portfolio at fair value. Valuation of securities held by the International Portfolio is discussed in the notes to the Schedule of Portfolio Investments for the International Portfolio included elsewhere in this report.

American Independence Funds Trust

Notes to Schedules of Portfolio Investments

January 31, 2006

(Unaudited)

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of default. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon price. The agreements are fully collateralized and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

Investment Transactions and Related Income

Investment transactions for the Funds, other than the International Multi-Manager Stock Fund, are accounted for no later than one business day after trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific dentification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets.

The International Multi-Manager Stock Fund records its share of the investment income, expenses, and unrealized and realized gains and losses of the International Portfolio on a daily basis. The income, expenses, and gains and losses are allocated daily to investors in the International Portfolio based upon their investments in the International Portfolio. Such investments are adjusted based on daily market values.

American Beacon Master Trust International Equity Portfolio

Schedule of Investments

January 31, 2006 (Unaudited)

	Shares	Value
	(dollars in thousands)
AUSTRALIA - 1.53%
COMMON STOCKS - 1.53%
Alumina Limited	983,760	$5,602
BlueScope Steel Limited	609,000	3,616
Commonwealth Bank of Australia	216,840	7,341
Macquarie Airports Management Limited	2,486,984	5,865
Macquarie Infrastructure Group	2,307,825	6,177
Multiplex Group	1,416,495	3,512
National Australia Bank	356,430	9,157

Total Common Stocks		41,270

Total Australia		41,270

BELGIUM - 0.07%
COMMON STOCKS - 0.07%
Belgacom SA	57,980	1,786

Total Common Stocks		1,786

Total Belgium		1,786

CANADA - 1.63%
COMMON STOCKS - 1.63%
Alcan, Incorporated *	138,171	6,732
BCE, Incorporated	318,360	7,689
Celestica, Incorporated *	757,200	7,485
Husky Energy, Incorporated §	141,880	8,906
Manulife Financial Corporation	219,028	13,345

Total Common Stocks		44,157

Total Canada		44,157

CHINA - 0.76%
COMMON STOCKS - 0.76%
PetroChina Company Ltd	20,910,000	20,512

Total Common Stocks		20,512

Total China		20,512

DENMARK - 0.38%
COMMON STOCKS - 0.38%
TDC A/S	116,000	7,365
Vestas Wind Systems *	147,226	2,900

Total Common Stocks		10,265

Total Denmark		10,265

FINLAND - 1.49%
COMMON STOCKS - 1.49%
KCI Konecranes Oyj	112,450	6,170
M-real Oyj	459,670	2,329
Nokia Oyj *	329,500	6,026
Stora Enso Oyj, R Shares	241,700	3,351
Stora Enso Oyj, A Shares	70,802	988
Stora Enso Oyj	222,142	3,101
UPM-Kymmene Oyj	904,500	18,476

Total Common Stocks		40,441

Total Finland		40,441

FRANCE - 11.53%
COMMON STOCKS - 11.53%
Accor S.A. *	109,880	6,587
AXA *	951,681	32,265
BNP Paribas S.A. *	444,278	39,626
Carrefour S.A. *	398,277	18,807
Compagnie Generale des Etablissements
Michelin * §	103,230	6,165
France Telecom S.A.	1,518,806	34,549
Lafarge S.A.	103,000	10,839
Lagardere S.C.A. *	122,500	9,765
Publicis Groupe SA *	117,712	4,438
Sanofi-Synthelabo	555,517	50,931
Schneider Electric S.A.	95,200	9,949
Suez S.A.	596,573	22,067
Total S.A.	191,006	52,733
Vinci S.A.	140,982	13,114

Total Common Stocks		311,835

Total France		311,835

GERMANY - 5.79%
COMMON STOCKS - 5.79%
BASF AG	60,610	4,777
Bayer AG *	118,010	4,929
Bayerische Motoren Werke Akitengesellshaft *	320,697	14,508
Celesio AG	135,245	12,663
Deutsche Bank AG	140,800	15,121
Deutsche Post AG * §	1,166,635	32,875
Deutsche Telekom *	443,000	7,014
E.ON AG	150,032	16,760
Muenchener Rueckversicherung-Gesellschaft AG	23,787	3,230
Siemens AG §	287,750	26,245
Volkswagen AG §	311,000	18,442

Total Common Stocks		156,564

Total Germany		156,564

HONG KONG - 1.30%
COMMON STOCKS - 1.30%
Cheung Kong Holdings Limited	869,000	9,355
Denway Motors Limited	9,500,000	3,901
Henderson Land Development Company Limited *	2,045,000	10,422
Hutchison Whampoa Limited	207,000	2,122

American Beacon Master Trust International Equity Portfolio

Schedule of Investments - Continued

January 31, 2006 (Unaudited)

	Shares	Value
	(dollars in thousands)
Swire Pacific Limited	995,500	9,289

Total Common Stocks		35,089

Total Hong Kong		35,089

IRELAND - 1.90%
COMMON STOCKS - 1.90%
Allied Irish Banks	280,490	6,336
Bank of Ireland	590,800	10,180
Bank of Ireland	421,500	7,232
CRH plc	386,670	12,015
CRH plc	186,125	5,767
Depfa Bank plc	571,319	9,782

Total Common Stocks		51,312

Total Ireland		51,312

ITALY - 3.50%
COMMON STOCKS - 3.50%
3 Italia SpA, Rights *	207	—
Assicurazioni Generali S.p.A. *	191,800	6,631
Banco Popolare di Verona e Novara Scrl *	326,908	7,508
Enel S.p.A. *	790,800	6,693
Eni S.p.A.	829,291	25,072
Finmeccanica SpA *	228,260	4,973
Mediolanum S.p.A. * §	488,900	3,775
Telecom Italia S.p.A. *	3,799,889	10,678
UniCredito Italiano S.p.A. *	4,098,786	29,261

Total Common Stocks		94,591

Total Italy		94,591

JAPAN - 16.13%
COMMON STOCKS - 16.13%
Acom Company Limited	125,550	7,192
Canon, Incorporated	192,200	11,600
East Japan Railway Company	1,486	10,324
Fuji Photo Film Company Limited	119,000	4,078
Hitachi Limited	713,000	5,027
Honda Motor Company Limited	245,700	13,950
Hoya Corporation	334,800	13,414
Japan Tobacco, Incorporated	511	7,928
Kao Corporation	270,000	7,780
KDDI Corporation	532	2,812
Konica Minolta Holdings, Inc.	1,291,840	14,482
Kuraray Company Limited *	222,500	2,623
Mabuchi Motor Company Limited §	71,800	3,850
Minebea Company Limited	1,098,000	6,580
Mitsubishi Tokyo Financial Group, Incorporated	1,642	23,656
Murata Manufacturing Company Limited	109,800	7,956
NEC Corporation	434,000	2,812
Nidec Corporation	106,100	9,723
Nintendo Company Limited	50,400	6,913
Nippon Express Company	1,484,500	9,048
Nippon Telegraph & Telephone Corporation	996	4,619
Nissan Motor Company Limited	1,002,200	11,277
Nomura Holdings, Incorporated	892,200	17,417
NTT DoCoMo, Incorporated	3,725	6,033
Promise Company Limited	197,050	11,423
Ricoh Company Limited *	517,000	8,881
ROHM Company Limited	103,000	11,134
Sankyo Company Limited	66,600	4,332
Seiko Epson Corporation	124,000	3,060
Sekisui House Limited §	560,000	8,727
Shin-Etsu Chemical Company Limited	229,300	13,038
Shinsei Bank, Limited	984,000	6,560
Sompo Japan Insurance, Incorporated	392,000	5,574
Sony Corporation	356,002	17,299
Sumitomo Mitsui Financial Group, Incorporated	1,141	13,326
Sumitomo Trust and Banking Company Limited	863,000	9,498
Takeda Chemical Industries Limited	529,800	29,989
Takefuji Corporation	373,570	22,483
TDK Corporation	106,600	7,715
Tokyo Gas Company Limited §	2,408,000	11,188
Toyoda Gosei Company Limited	225,988	4,470
Toyota Motor Corporation	364,300	18,882
Yamanouchi Pharmaceutical Company Limited	296,100	12,242
Yamato Holding Corporation	313,000	5,403

Total Common Stocks		436,318

Total Japan		436,318

MEXICO - 0.20%
COMMON STOCKS - 0.20%
Telefonos de Mexico, S.A. de C.V., ADR	223,400	5,303

Total Common Stocks		5,303

Total Mexico		5,303

NETHERLANDS - 5.30%
COMMON STOCKS - 5.30%
ABN AMRO Holding N.V.	368,276	10,226
Heineken N.V.	287,800	10,124
IHC Caland N.V. *	78,300	7,940
ING Groep N.V.	859,014	30,657
Koninklijke (Royal) Philips Electronics
N.V. *	1,154,467	38,971
TPG N.V.	810,281	26,604
Unilever N.V.	78,447	5,505
VNU N.V.	196,600	6,587

American Beacon Master Trust International Equity Portfolio

Schedule of Investments - Continued

January 31, 2006 (Unaudited)

	Shares	Value
	(dollars in thousands)
Wolters Kluwer N.V.	300,910	6,662

Total Common Stocks		143,276

Total Netherlands		143,276

NEW ZEALAND - 0.28%
COMMON STOCKS - 0.28%
Telecom Corporation of New Zealand Limited §	1,985,869	7,717

Total Common Stocks		7,717

Total New Zealand		7,717

NORWAY - 1.78%
COMMON STOCKS - 1.78%
DnB Nor ASA	853,900	9,563
Frontline Limited §	238,650	9,488
Statoil ASA	392,200	10,789
Telenor ASA	1,828,790	18,349

Total Common Stocks		48,189

Total Norway		48,189

PORTUGAL - 0.96%
COMMON STOCKS - 0.96%
Energias de Portugal, S.A. *	2,433,100	8,012
Portugal Telecom, SGPS, S.A.	1,795,103	18,018

Total Common Stocks		26,030

Total Portugal		26,030

SINGAPORE - 1.25%
COMMON STOCKS - 1.25%
Creative Technology Limited	659,320	5,434
Development Bank of Singapore Group Holdings Limited	1,701,095	17,286
Oversea-Chinese Banking Corporation Limited	2,655,960	11,147

Total Common Stocks		33,867

Total Singapore		33,867

SOUTH KOREA - 3.20%
COMMON STOCKS - 3.20%
Kookmin Bank, ADR §	262,210	20,909
Korea Electric Power Corporation	86,860	3,737
LG Electronics, Incorporated	76,760	6,644
POSCO	51,125	11,686
Samsung Electronics Company Limited, GDR ¤	22,500	8,618
Samsung Electronics Company Ltd @	36,645	28,111
SK Telecom Company Ltd	34,976	6,961

Total Common Stocks		86,666

Total South Korea		86,666

SPAIN - 2.17%
COMMON STOCKS - 2.17%
Banco Bilbao Vizcaya Argentaria, S.A. *	357,400	7,218
Banco Popular Español SA	526,400	6,588
Banco Santander Central Hispano SA	36,150	520
Banco Santander Central Hispano SA, GDR	583,044	8,355
Iberdrola S.A.	227,197	6,469
Repsol YPF S.A.	284,340	7,709
Telefonica S.A. *	1,440,047	21,978

Total Common Stocks		58,837

Total Spain		58,837

SWEDEN - 1.90%
COMMON STOCKS - 1.90%
Atlas Copco AB	491,430	11,551
Autoliv, Incorporated §	156,650	7,705
Electrolux AB	256,480	6,856
ForeningsSparbanken AB	144,600	4,122
Nordea AB	641,720	6,909
Securitas AB	397,230	7,245
Volvo AB	140,410	6,878

Total Common Stocks		51,266

Total Sweden		51,266

SWITZERLAND - 6.92%
COMMON STOCKS - 6.92%
Adecco SA	143,820	8,032
Ciba Specialty Chemicals Holding,
Incorporated	159,700	10,143
Compagnie Financiere Richemont AG	191,300	8,701
Credit Suisse Group	589,085	34,397
Geberit AG	5,938	5,402
Lonza Group AG	132,493	8,343
Nestle SA	78,110	22,912
Novartis AG	594,330	32,635
Swiss Reinsurance	232,040	17,252
Syngenta AG *	71,951	9,145
UBS AG	68,050	7,399
Zurich Financial Services AG	104,100	22,799

Total Common Stocks		187,160

Total Switzerland		187,160

UNITED KINGDOM - 22.91%
COMMON STOCKS - 22.91%
Alliance Unichem plc	409,450	6,137
AMVESCAP plc	353,530	3,230
Anglo American PLC	221,595	8,515
Aviva plc	902,640	11,570
BAA plc	698,207	7,763
BAE Systems plc	4,609,540	34,196

American Beacon Master Trust International Equity Portfolio

Schedule of Investments - Continued

January 31, 2006 (Unaudited)

	Shares	Value
	(dollars in thousands)
Barclays plc	1,252,400	13,390
Barratt Development plc	567,300	10,067
Boots Group PLC * §	637,725	7,215
BP plc	2,757,820	33,166
British American Tobacco Industries plc	847,808	19,110
British Sky Broadcasting Group plc	786,860	6,803
BT Group plc	1,602,643	5,859
Cadbury Schweppes plc	1,838,870	18,058
Centrica plc	4,186,095	19,865
Compass Group plc	3,539,535	13,963
Diageo plc	1,268,243	18,873
Drax Group PLC *	300,300	3,291
GKN plc	1,597,018	8,438
GlaxoSmithKline plc	1,986,880	50,828
HBOS plc	551,875	9,705
HBSC Holdings plc	297,600	4,984
HSBC Holdings plc *	580,469	9,645
Imperial Tobacco Group plc	344,340	10,242
J. Sainsbury plc	1,377,134	7,374
Kingfisher plc	2,199,968	9,295
Marks and Spencer Group plc	1,358,500	11,745
National Grid plc	1,356,178	13,885
Pearson plc *	476,710	6,174
Prudential plc	1,036,550	10,511
Rentokil Initial plc	1,495,670	4,304
Reuters Group plc	1,184,372	9,234
Rolls-Royce plc	1,128,050	8,710
Royal Bank of Scotland Group plc	1,627,632	50,383
Royal Dutch Shell plc, ADR	13,600	926
Royal Dutch Shell plc, B Shares	801,629	28,750
Royal Dutch Shell plc, A Shares	813,214	27,689
Shire PLC *	378,040	6,070
Smiths Group plc	455,630	8,041
Standard Chartered plc	184,450	4,578
Tate & Lyle plc	994,477	10,190
TI Automotive * #	681,500	—
Unilever plc	1,883,221	19,800
Vodafone Group plc	18,589,337	39,023
Yell Group plc	843,830	7,997

Total Common Stocks		619,592

Total United Kingdom		619,592

UNITED STATES - 0.11%
COMMON STOCKS - 0.11%
News Corporation	189,580	2,988

Total Common Stocks		2,988

Total United States		2,988

SHORT TERM INVESTMENTS - 9.77%
American Beacon Enhanced Cash Trust, †‡	72,179,722	72,180
American Beacon Money Market Select Fund, †‡	192,151,004	192,151

Total Short Term Investments		264,331

TOTAL INVESTMENTS 102.76% - (Cost $2,150,192)		2,779,362
LIABILITIES, NET OF OTHER ASSETS - (2.76%)		(74,522)

TOTAL NET ASSETS - 100.00%		$2,704,840

#	Valued at fair value pursuant to procedures approved by the Board of Trustees.

American Beacon Master Trust International Equity Portfolio

Schedule of Investments - Continued

January 31, 2006 (Unaudited)

*	Non-income producing security.

§	All or a portion of this security is on loan at January 31, 2006.

†	The Fund/Trust is affiliated by having the same investment advisor.

‡	All or a portion of this security is purchased with cash collateral for securities loaned.

¤	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,618 or 0.32% of net assets.

@	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 2,163,669 and the net unrealized appreciation of investments based on that cost is $ 615,693 which is comprised of $ 650,726 aggregate gross unrealized appreciation and $ 35,033 aggregate gross unrealized depreciation.

FUTURES CONTRACTS
Issuer	No. of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
France CAC 40 Index	304	Mar-06	$18,350,301	$780,975
Germany DAX Index	77	Mar-06	13,315,721	679,841
UK FTSE 100 Index	453	Mar-06	46,235,170	1,223,146
Hang Seng Index	32	Feb-06	3,271,902	70,908
Italy MIB 30 Index	33	Mar-06	7,366,014	236,968
Tokyo FE TOPIX Index	334	Mar-06	48,845,326	2,482,594
Spain IBEX 35 Index	53	Feb-06	7,138,576	162,370
Sweden OMX Index	360	Feb-06	4,554,897	147,285
Canada S&PCDA 60 Index	125	Mar-06	14,740,226	792,006
Australia SPI Index	109	Mar-06	10,149,974	520,478
Netherlands 200 AEX Index	59	Feb-06	6,459,394	178,283

			$180,427,501	$7,274,854

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Deliver
(amounts in thousands)		Settlement Date	Market Value	Unrealized Gain/(Loss)
11,326	Australian Dollar	3/16/2006	$8,578	$122
16,324	Canadian Dollar	3/16/2006	14,349	238
17,377	Swiss Franc	3/16/2006	13,653	257
41,228	Euro Currency	3/16/2006	50,230	966
25,571	Pound Sterling	3/16/2006	45,496	714
5,624,830	Japanese Yen	3/16/2006	48,220	215
34,261	Swedish Krona	3/16/2006	4,526	155

Total contracts to deliver
(Receivable amount $187,719)			$185,052	$2,667

Contracts to Receive
(amounts in thousands)		Settlement Date	Market Value	Unrealized Gain/(Loss)
2,236	Australian Dollar	3/16/2006	$1,694	$(71)
2,885	Canadian Dollar	3/16/2006	2,536	(58)
2,650	Swiss Franc	3/16/2006	2,082	(49)
7,500	Euro Currency	3/16/2006	9,138	(205)
4,600	Pound Sterling	3/16/2006	8,184	(211)
1,016,000	Japanese Yen	3/16/2006	8,710	105
6,000	Swedish Krona	3/16/2006	793	(37)

Total contracts to receive
(Payable amount $32,611)			$33,137	$(526)

Net Currency Flux				$2,141

SECTOR DIVERSIFICATION
Percent of Net Assets
Consumer Discretionary	12.46%
Consumer Staples	6.80%
Energy	8.00%
Financials	25.28%
Health Care	7.45%
Industrials	10.64%
Information Technology	5.21%
Materials	5.40%
Short-Term Investments	9.77%
Telecommunications Services	7.61%
Utilities	4.14%
Liabilities, Net of Other Assets	-2.76%

100.00%

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Fund Trust

By (Signature and Title)*	/s/ Trent Statczar, Treasurer

Date	April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar, Treasurer

Date	April 3, 2006

By (Signature and Title)*	/s/ David Bunstine, President

Date	April 3, 2006

*	Print the name and title of each signing officer under his or her signature.